Accounting Policies, by Policy (Policies)	9 Months Ended
Sep. 30, 2023
Significant Accounting Policies [Abstract]
Basic and diluted loss per share

Basic and diluted loss per share

Basic earnings (loss) per share is computed by dividing net earnings (loss) available to common shareholders by the weighted average number of shares outstanding during the reporting periods. Diluted earnings (loss) per share is computed similar to basic earnings (loss) per share except that the weighted average shares outstanding are increased to include additional shares for the assumed exercise of stock options and warrants, if dilutive. The number of additional shares is calculated by assuming that outstanding stock options and warrants were exercised and that the proceeds from such exercises were used to acquire common stock at the average market price during the reporting periods. Potentially dilutive options and warrants excluded from diluted loss per share as of September 30, 2023 totalled 1,881,669 (December 31, 2022 – 7,081,173).

Property and equipment

Property and equipment

Property and equipment is recorded at cost less accumulated amortization and any impairments. Amortization is calculated based on the estimated residual value and estimated economic life of the specific assets using the straight-line method over the period indicated below:

Asset	Rate
Computers	Straight line, 3 years
Right of use assets	Shorter of useful life or lease term

Financial instruments

Financial instruments

Classification

The Company classifies its financial instruments in the following categories: at fair value through profit and loss (FVTPL), at fair value through other comprehensive income (loss) (FVTOCI), or at amortized cost. The Company determines the classification of financial assets at initial recognition. The classification of debt instruments is driven by the Company’s business model for managing the financial assets and their contractual cash flow characteristics. Equity instruments that are held for trading are classified as FVTPL. For other equity instruments, on the day of acquisition the Company can make an irrevocable election (on an instrument-by-instrument basis) to designate them as FVTOCI. Financial liabilities are measured at amortized cost, unless they are required to be measured at FVTPL (such as instruments held for trading or derivatives) or the Company has opted to measure them at FVTPL.

Measurement

The following table shows the classification of financial instruments:

Financial assets/liabilities	Classification IFRS 9
Cash	FVTPL
Receivables	Amortized cost
Restricted deposit	Amortized cost
Deposit	Amortized cost
Accounts payable and accrued liabilities	Amortized cost
Notes payable	Amortized cost

Financial assets and liabilities at amortized cost

Financial assets and liabilities at amortized cost are initially recognized at fair value plus or minus transaction costs, respectively, and subsequently carried at amortized cost less any impairment.

Financial assets and liabilities at FVTPL

Financial assets and liabilities carried at FVTPL are initially recorded at fair value and transaction costs are expensed in profit or loss. Realized and unrealized gains and losses arising from changes in the fair value of the financial assets and liabilities held at FVTPL are included in profit or loss in the period in which they arise.

Impairment of financial assets at amortized cost

An ‘expected credit loss’ impairment model applies which requires a loss allowance to be recognized based on expected credit losses. The estimated present value of future cash flows associated with the asset is determined and an impairment loss is recognized for the difference between this amount and the carrying amount as follows: the carrying amount of the asset is reduced to estimated present value of the future cash flows associated with the asset, discounted at the financial asset’s original effective interest rate, either directly or through the use of an allowance account and the resulting loss is recognized in profit or loss for the period.

In a subsequent period, if the amount of the impairment loss related to financial assets measured at amortized cost decreases, the previously recognized impairment loss is reversed through profit or loss to the extent that the carrying amount of the investment at the date the impairment reversed does not exceed what the amortized cost would have been had the impairment not been recognized.

Intangible assets excluding goodwill

Intangible assets excluding goodwill

Derecognition of financial assets

The Company derecognizes financial assets only when the contractual rights to cash flows from the financial assets expire, or when it transfers the financial assets and substantially all of the associated risks and rewards of ownership to another entity. Gains and losses on derecognition are generally recognized in profit or loss.

As at September 30, 2023, the Company does not have any derivative financial assets and liabilities.

Intangible assets acquired separately are carried at cost at the time of initial recognition. Intangible assets acquired in a business combination and recognized separately from goodwill are initially recognized at their fair value at the acquisition date. Expenditure on research activities is recognized as an expense in the period in which it is incurred.

Intangibles with a finite useful life are amortized and those with an indefinite useful life are not amortized. The useful life is the best estimate of the period over which the asset is expected to contribute directly or indirectly to the future cash flows of the Company. The useful life is based on the duration of the expected use of the asset by the Company and the legal, regulatory or contractual provisions that constrain the useful life and future cash flows of the asset, including regulatory acceptance and approval, obsolescence, demand, competition and other economic factors. If an income approach is used to measure the fair value of an intangible asset, the Company considers the period of expected cash flows used to measure the fair value of the intangible asset, adjusted as appropriate for Company-specific factors discussed above, to determine the useful life for amortization purposes. If no regulatory, contractual, competitive, economic or other factors limit the useful life of the intangible to the Company, the useful life is considered indefinite.

Intangibles with a finite useful life are amortized on the straight-line method unless the pattern in which the economic benefits of the intangible asset are consumed or used up are reliably determinable. The Company evaluates the remaining useful life of intangible assets each reporting period to determine whether any revision to the remaining useful life is required. If the remaining useful life is changed, the remaining carrying amount of the intangible asset will be amortized prospectively over the revised remaining useful life. The Company’s intangible asset is amortized on a straight-line basis over 3 years. In the year development costs are incurred, amortization is based on a half year.

Goodwill

Goodwill

The Company allocates goodwill arising from business combinations to each cash generating unit (CGU) or group of CGUs that are expected to receive the benefits from the business combination. The carrying amount of the CGU or group of CGUs to which goodwill has been allocated is tested annually for impairment or when there is an indication that the goodwill may be impaired. Any impairment is recognized as an expense immediately. Should there be a recovery in the value of a CGU, any impairment of goodwill previously recorded is not subsequently reversed.

Deferred Financing Costs

Deferred financing costs

Deferred financing costs consist primarily of direct incremental costs related to the Company’s public offering of its common stock. Upon completion of the Company’s financing any deferred costs are offset against the proceeds. The Company incurred $0 during the year ended December 31, 2022, and $154,244 during the period ended September 30, 2023.

Impairment of intangible assets excluding goodwill

Impairment of intangible assets excluding goodwill

An internally-generated intangible asset arising from development (or from the development phase of an internal project) is recognized if, and only if, all of the following have been demonstrated:

(a)	the technical feasibility of completing the intangible asset so that it will be available for use or sale;
(b)	the intention to complete the intangible asset and use or sell it;
(c)	the ability to use or sell the intangible asset;
(d)	how the intangible asset will generate probable future economic benefits;
(e)	the availability of adequate technical, financial and other resources to complete the development and to use or sell the intangible asset; and
(f)	the ability to measure reliably the expenditure attributable to the intangible asset during its development.

The amount initially recognized for internally-generated intangible assets is the sum of the costs incurred from the date when the intangible assets first meet the recognition criteria listed above. If no future economic benefit is expected before the end of the life of assets, the residual book value is expensed. Subsequent to initial recognition, internally-generated intangible assets are reported at cost. Where no internally-generated intangible asset can be recognized, development costs are recognized as an expense in the period in which it is incurred.

At the end of each reporting period, the Company reviews the carrying amounts of its intangible assets to determine whether there is any indication that those assets have suffered impairment losses. If any such indication exists, the recoverable amount of the cash-generating unit (CGU) to which the asset belongs is estimated in order to determine the extent of the impairment losses (if any).

Where a reasonable and consistent basis of allocation can be identified, corporate assets (assets other than goodwill that contribute to the future cash flows of both the CGU under review and other CGUs) are also allocated to individual CGUs, or otherwise they are allocated to the smallest group of CGUs for which a reasonable and consistent allocation basis can be identified.

Recoverable amount is the higher of fair value less costs to sell and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted.

If the recoverable amount of an asset (or CGU) is estimated to be less than its carrying amount, the carrying amount of the asset (or CGU) is reduced to its recoverable amount.

Where impairment losses subsequently reverse, the carrying amount of the asset (or CGU) is increased to the revised estimate of its recoverable amount, such that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment losses been recognized for the asset (or CGU) in prior years. A reversal of impairment losses is recognized immediately in profit or loss.

Income taxes	Income taxes Tax expense recognized in profit or loss comprises the sum of current tax and deferred tax not recognized in other comprehensive income or directly in equity.
Current income tax

Current income tax

Current income tax assets and/or liabilities comprise those claims from, or obligations to, fiscal authorities relating to the current or prior reporting periods that are unpaid at the reporting date. Current tax is payable on taxable profit, which differs from profit or loss in the condensed interim consolidated financial statements. Calculation of current tax is based on tax rates and tax laws that have been enacted or substantively enacted by the end of the reporting period.

Deferred income tax

Deferred income tax

Deferred income taxes are calculated based on temporary differences between the carrying amounts of assets and liabilities and their tax bases. Deferred tax assets and liabilities are calculated, without discounting, at tax rates that are expected to apply to their respective period of realization, provided they are enacted or substantively enacted by the end of the reporting period.

Deferred tax assets are recognized to the extent that it is probable that they will be able to be utilized against future taxable income. Deferred tax assets and liabilities are offset only when the Company has a right and intention to offset current tax assets and liabilities from the same taxation authority.

Changes in deferred tax assets or liabilities are recognized as a component of tax income or expense in profit or loss, except where they relate to items that are recognized in other comprehensive income or directly in equity, in which case the related deferred tax is also recognized in other comprehensive income or equity, respectively.

Leases

Leases

Leases are recognized as a right-of-use asset and a corresponding liability at the date at which the leased asset is available for use by the Company. Assets and liabilities arising from a lease are initially measured on a present value basis.

Right-of-use assets are measured at cost comprising the following:

- the amount of the initial measurement of lease liability;

- any lease payments made at or before the commencement date less any lease incentives received

- any initial direct costs; and

- restoration costs.

The Company assesses whether a contract is or contains a lease, at inception of a contract. The Company recognizes a right-of-use asset and a corresponding lease liability with respect to all lease agreements in which it is the lessee. The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted by using the rate implicit in the lease. If this rate cannot be readily determined, the Company uses its incremental borrowing rate.

As of September 30, 2023, the Company operates using a fully remote workforce and does not have any long-term lease agreements for office space or other long-term assets. As such, there are no lease liabilities or right-of-use assets recognized.

Lease liability

Lease liability

The lease liability is subsequently measured by increasing its carrying amount to reflect interest on the lease liability (using the effective interest method) and by reducing the carrying amount to reflect lease payments made. The right-of-use asset is depreciated over the shorter of the lease term and the useful life of the underlying asset. The Company applies IAS 36, Impairment of Assets, to determine whether the asset is impaired and account for any identified impairment loss. As a practical expedient, IFRS 16 permits a lease not to separate non-lease components, and instead account for any lease and associated non-lease components as a single arrangement. The Company has not used this practical expedient, and accordingly allocates the consideration in the contract to lease and non-lease components based on the stand-alone price of the lease component and aggregate stand-alone price of the non-lease components.

Variable rents that do not depend on an index or rate are not included in the measurement of the lease liability and the right-of-use asset. The related payments are recognized as an expense in the period in which the event or condition that triggers those payments occurs and are presented as such in the statements of income and comprehensive income.

Provisions

Provisions

A provision is recognized if, as a result of a past event, the Company has a present legal or constructive obligation that can be estimated reliably and it is probable that an outflow of economic benefits will be required to settle the obligation. Provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability.

Government grants

Government grants

Government grants are recognized when there is reasonable assurance that the Company will comply with any conditions attached to the grant and the grant will be received. Government grants are recognized in profit or loss to offset the corresponding expenses on a systematic basis over the periods in which the Company recognizes expenses for the related costs for which the grants are intended to compensate, which in the case of grants related to assets requires setting up the grant as deferred income or deducting it from the carrying amount of the asset.

Non-controlling interest

Non-controlling interest

Non-controlling interest in the Company’s less than wholly owned subsidiary is classified as a separate component of equity. On initial recognition, non-controlling interest is measured at the fair value of the non-controlling entity’s contribution into the related subsidiary. Subsequent to the original transaction date, adjustments are made to the carrying amount of non-controlling interest for the non-controlling interest’s share of changes to the subsidiary’s equity.

Changes in the Company’s ownership interest in a subsidiary that do not result in a loss of control are recorded as equity transactions. The carrying amount of non-controlling interest is adjusted to reflect the change in the non-controlling interest’s relative interest in the subsidiary, and the difference between the adjustment to the carrying amount of non-controlling interests and the Company’s share of proceeds received and/or consideration paid is recognized directly in equity and attributed to owners of the Company.

Valuation of equity units issued in private placements

Valuation of equity units issued in private placements

The Company has adopted a residual value method with respect to the measurement of shares and warrants issued as private placement units. The residual value method first allocates value to the most easily measurable component based on fair value and then the residual value, if any, to the less easily measurable component.

The fair value of the common shares issued in private placements is determined to be the more easily measurable component and are valued at their fair value. The balance, if any, is allocated to the attached warrants. Any fair value attributed to the warrants is recorded as warrant reserve. If the warrants are exercised, the related amount is reclassified as share capital. If the warrants expire unexercised, the related amount remains in the warrant reserve.

Warrants issued in equity financing transactions

Warrants issued in equity financing transactions

The Company engages in equity financing transactions to obtain funds necessary to continue operations. These equity financing transactions may involve issuance of common shares or units. Each unit comprises a certain number of shares and a certain number of warrants. Depending on the terms and conditions of each equity financing transaction, the warrants are exercisable into additional common shares at a price prior to expiry as stipulated by the transaction.

Warrants that are part of units are assigned a value based on the residual value, if any, and included in reserves.

As of February 1, 2021, the warrants were considered a derivative liability since the obligation to issue shares was not fixed in the Company’s functional currency. The derivative warrant liability was measured as fair value at issue with subsequent changes recognized in the consolidated statement of loss and comprehensive loss. A $9,743,659 warrant derivative loss was recorded in the consolidated statement of loss and comprehensive loss beginning February 1, 2021 when the Company changed its functional currency. As of September 30, 2023, the associated warrants have expired and the remaining balance of the warrant liability is $0.

The Company uses the Black-Scholes Option Pricing Model for valuation of share-based payments and derivative financial assets (e.g. investments in warrants). Option pricing models require the input of subjective assumptions including expected price volatility, interest rates, and forfeiture rates. Changes in the input assumptions can materially affect the fair value estimate and the Company’s earnings and equity reserves.

Share-based compensation

Share-based compensation

The Company grants stock options to acquire common shares of the Company to directors, officers, employees and consultants. An individual is classified as an employee when the individual is an employee for legal or tax purposes, or provides services similar to those performed by an employee.

The fair value of stock options is measured on the date of grant, using the Black-Scholes option pricing model, and is recognized over the vesting period. Consideration paid for the shares on the exercise of stock options is credited to capital stock.

In situations where equity instruments are issued to non-employees and some or all of the goods or services received by the entity as consideration cannot be specifically identified, they are measured at fair value of the share-based payment. Otherwise, share-based payments are measured at the fair value of goods or services received.

Revenue recognition

Revenue recognition

In general, the Company recognizes revenue when the amount of revenue can be reliably measured, it is probable that future economic benefits will flow to the Company, where there is evidence of an arrangement, when the selling price is fixed or determinable, and when specific criteria have been met or there are no significant remaining performance obligations for each of the Company’s activities as described below. Foreseeable losses, if any, are recognized in the year or period in which the loss is determined.

The Company earns revenue in three primary ways: 1) the sales of software-as-a-service (SAAS) from its interactive production software platform, 2) development and maintenance of custom-built software or other professional services, or 3) the sale of advertising.

The Company recognizes SAAS revenues from its interactive production sales over the life of the contract as its performance obligations are satisfied. Payment terms vary by contract and can be periodic or one-time payments.

The Company recognizes revenues received from the development and maintenance of custom-built software and other professional services provided upon the satisfaction of its performance obligation in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those services. Performance obligations can be satisfied either at a single point in time or over time. For those performance obligations that are satisfied at a single point in time, the revenue is recognized at that time. For each performance obligation satisfied over time, the Company recognizes revenue by measuring the progress toward complete satisfaction of that performance obligation.

For revenues received from the sales of advertising, the Company is deemed the agent in its revenue agreements. The Company does not own or obtain control of the digital advertising inventory. The Company recognizes revenues upon the achievement of agreed-upon performance criteria for the advertising inventory, such as a number of views, or clicks. As the Company is acting as an agent in the transaction, the Company recognizes revenue from sales of advertising on a net basis, which excludes amounts payable to partners under the Company’s revenue sharing agreements.

The Company’s contracts with customers may include promises to transfer multiple products and services. For these contracts, the Company accounts for individual performance obligations separately if they are capable of being distinct and distinct within the context of the contract. Determining whether products and services are considered distinct performance obligations may require significant judgment. Judgment is also required to determine the stand-alone selling price, for each distinct performance obligation. As the Company’s performance obligations are satisfied within 12 months, the Company has elected the practical expedients under IFRS 15, which allows the Company not to record any significant financing component as a result of financing any of its arrangements and not to capitalize cost incurred to obtain a contract.

Deferred revenue

Deferred revenue

Revenue recognition of sales is recorded on a monthly basis upon delivery or as the services are provided. Cash received in advance for services are recorded as deferred revenue based on the proportion of time remaining under the service arrangement as of the reporting date.

Foreign exchange

Foreign exchange

The functional currency is the currency of the primary economic environment in which the entity operates and has been determined for each entity within the Company. The functional currency for the Company and its subsidiaries is the United States dollar. The functional currency determinations were conducted through an analysis of the consideration factors identified in IAS 21, The Effects of Changes in Foreign Exchange Rates.

Foreign currency transactions in currencies other than the United States dollar are recorded at exchange rates prevailing on the dates of the transactions. Foreign currency transaction gains and losses are generally recognized in profit or loss and presented within gain (loss) on foreign exchange.

At the end of each reporting period, the monetary assets and liabilities of the Company and its subsidiaries that are denominated in foreign currencies are translated at the rate of exchange at the date of the statement of financial position. Non-monetary assets and liabilities that are denominated in foreign currencies are translated at historical rates. Revenues and expenses that are denominated in foreign currencies are translated at the exchange rates approximating those in effect on the date of the transactions. Foreign currency translation gains and losses are recognized in other comprehensive income and accumulated in equity within the currency translation reserve.

Comprehensive Income (Loss)

Comprehensive Income (Loss)

Comprehensive income (loss) consists of net income (loss) and other comprehensive income (loss) and represents the change in shareholders’ equity (deficit) which results from transactions and events from sources other than the Company’s shareholders. Comprehensive loss differs from net loss for the period ended September 30, 2023 due to the effects of foreign translation gains and losses. Comprehensive loss differs from net loss for the year ended December 31, 2022 due to the effects of foreign translation gains and losses.